Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [abstract]
South Hedland prepaid transmission access and distribution costs	$ 65	$ 70
Project development costs	29	25
Long-term prepaids and other assets	48	59
Loan receivable	55	52
Other current assets	55	0
Other assets	142	206
Other assets	$ 197	$ 206